THE PRUDENTIAL SERIES FUND
655 BROAD STREET
NEWARK, NJ 07102

September 26, 2023

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549-1004

Re:  The Prudential Series Fund

Registration Statement on Form N-14 (File No. 811-03623)

Commissioners:

On behalf of The Prudential Series Fund (the “Trust”), a Delaware trust, we are hereby filing a Registration Statement of Form N-14 in connection with the pending reorganization of the PSF PGIM Jennison Focused Blend Portfolio, a series of the Trust.

The Reorganization satisfies the requirements of Rule 17a-8 and, as such, would not require a shareholder vote. Shareholders of the PSF PGIM Jennison Focused Blend Portfolio will receive the N-14 Information Statement. The Reorganization is currently expected to be completed on or about December 11, 2023.

It is proposed that the filing become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

We would appreciate receiving the staff’s comments at your earliest convenience. Please do not hesitate to contact the undersigned at (973) 420-6867 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Melissa Gonzalez
Melissa Gonzalez